Income taxes: (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Carry forward losses available to offset future taxable income
Total	$ 204,712
Unrecognized tax benefits
Unrecognized tax benefits	644
Accrued interest and penalties on unrecognized tax benefits	161
Expiring in 2012
Carry forward losses available to offset future taxable income
Total	44
Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,721
Expiring in 2014
Carry forward losses available to offset future taxable income
Total	2,988
Expiring in 2015
Carry forward losses available to offset future taxable income
Total	214
Expiring in 2016
Carry forward losses available to offset future taxable income
Total	300
Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	198,445
Canada
Carry forward losses available to offset future taxable income
Total	197,561
Canada | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	2,658
Canada | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	2,466
Canada | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	192,437
Italy
Carry forward losses available to offset future taxable income
Total	3,685
Italy | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	3,685
United States
Carry forward losses available to offset future taxable income
Total	1,321
United States | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	1,321
Sweden
Carry forward losses available to offset future taxable income
Total	776
Sweden | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	776
Other
Carry forward losses available to offset future taxable income
Total	1,369
Other | Expiring in 2012
Carry forward losses available to offset future taxable income
Total	44
Other | Expiring in 2013
Carry forward losses available to offset future taxable income
Total	63
Other | Expiring in 2014
Carry forward losses available to offset future taxable income
Total	522
Other | Expiring in 2015
Carry forward losses available to offset future taxable income
Total	214
Other | Expiring in 2016
Carry forward losses available to offset future taxable income
Total	300
Other | Expiring in 2025 and later
Carry forward losses available to offset future taxable income
Total	$ 226